Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	₩ 7,510	₩ 8,940
Demand deposits and checking accounts	2,826,227	2,310,431
Time deposits	2,638,838	947,904
Other cash equivalents	2,580,533	1,507,891
Cash and cash equivalents	₩ 8,053,108	₩ 4,775,166